Income tax expense (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Details 1Abstract
Income before taxation	¥ 26,188	¥ 44,376	¥ 57,169
Computed expected income tax expense	6,547	11,094	14,292
Tax effect of non-deductible expenses	17,173	592	929
Tax effect of tax-exempt entities	1,884	3,864
Tax effect of non-taxable income	(7,571)
Income tax expense	¥ 18,033	¥ 15,550	¥ 15,221